UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-22588

BPV Family of Funds
 (Exact name of registrant as specified in charter)

P.O. Box 3107     Denver, CO 80201

(Address of principal executive offices)        (Zip code)

Reed Keller
BPV Family of Funds
P.O. Box 3107
Denver, CO 80201

(Name and address of agent for service)

Registrant's telephone number, including area code: 865-243-8000

Date of fiscal year end: 3/31/2012

Date of reporting period: 10/5/2011 to 6/30/2012

ITEM 1. PROXY VOTING RECORD:

The Registrant did not cast any proxy votes during the reporting period.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV Family of Funds

By:	/s/ Reed Keller
Reed Keller, President

Date	August 20, 2012